SUBSEQUENT EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025
Subsequent Event [Line Items]
Unrealizes loss recognized	$ 92,316
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 935,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			935,000	$ 200,000
Extension Note Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 935,000
Promissory Note 3 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				200,000
Promissory Note 3 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 350,000		$ 200,000